Leases - Schedule of Future Minimum Lease Receivables from Company's Facilities Leased and Subleased to Third Party Tenants (Details) - USD ($) $ in Thousands	Sep. 30, 2021		Jun. 30, 2021
Operating Leases, Future Minimum Payments Receivable [Abstract]
2021	$ 3,189	[1]	$ 6,276
2022	13,519		13,519
2023	15,477		15,477
2024	15,299		15,299
2025	13,702		13,702
Thereafter	33,555		33,555
Total	$ 94,741		$ 97,828

[1]	Estimated minimum lease receivables for the year ending December 31, 2021 include only payments scheduled to be received after September 30, 2021.